Company information and operations - Additional Information (Details)	1 Months Ended	3 Months Ended			12 Months Ended
	Aug. 31, 2025 USD ($)	Dec. 31, 2025 SFr / shares shares	Sep. 30, 2024 shares	Jun. 30, 2023 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CHF (SFr) SFr / shares shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2025 $ / shares shares	Dec. 31, 2022 shares
Disclosure Of Company Information And Operations [Line Items]
Aggregate offing price | $	$ 50,000,000.0				$ 1,107,000
Number of shares sold under ATM program (in shares)					228,238	228,238
Gross proceeds from shares sold under ATM program | $					$ 1,093,000		$ 0	[1]	$ 0	[1]
Ordinary Shares
Disclosure Of Company Information And Operations [Line Items]
Par value (in dollars per share) | (per share)		SFr 0.05				SFr 0.05					$ 0.06
Number of conditional share capital available for financing (in shares)		18,277,363				18,277,363	21,599,082				18,277,363
Number of conditional share capital available for employee participation (in shares)		21,383,247				21,383,247	18,061,528				21,383,247
Minimum
Disclosure Of Company Information And Operations [Line Items]
Authorized increase in nominal share capital					4,192,193.63	SFr 3,319,908.2
Maximum
Disclosure Of Company Information And Operations [Line Items]
Authorized increase in nominal share capital					$ 6,288,042.55	SFr 4,979,862.3
Maximum | Ordinary Shares
Disclosure Of Company Information And Operations [Line Items]
Authorized increase in nominal share capital issuance (in shares)					33,199,082	33,199,082
Par value (in dollars per share) | (per share)		SFr 0.05				SFr 0.05					$ 0.06
Share capital
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)		89,321,220				89,321,220	79,321,220		76,898,164		89,321,220	66,398,164
Number of shares outstanding (in shares)		68,486,338				68,486,338	66,687,085				68,486,338
Issuance of shares to be held as treasury shares (in shares)		10,000,000	2,423,056	10,500,000	10,000,000	10,000,000	2,423,056		10,500,000
Treasury Share capital
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)		20,834,882				20,834,882	12,634,135		11,667,605		20,834,882	2,166,944
Issuance of shares to be held as treasury shares (in shares)					10,000,000	10,000,000	2,423,056		10,500,000
Aggregate offing price | $					$ 14,000
Number of shares sold under ATM program (in shares)					228,238	228,238

[1]	Refer to “Note 2—Material Accounting Policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.